UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end June 30

Date of reporting period: July 1, 2024 – June 30, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)        A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

DF Dent Premier Growth Fund

DFDPX

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the DF Dent Premier Growth Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DF Dent Premier Growth Fund	$105	0.99%

How did the Fund perform in the last year?

During the period from July 1, 2024, through June 30, 2025, the DF Dent Premier Growth Fund underperformed its benchmark, the S&P 500 Index. The underperformance was a function of stock selection rather than sector allocation.

The largest detractors from performance were stock selection in Industrials and Communication Services and our overweight in Health Care. Within Health Care, our positions in Life Science stocks broadly detracted from performance. Stock selection in Information Technology also detracted from performance, primarily due to not owning AI winners like NVIDIA Corp. (NVDA) and Broadcom, Inc. (AVGO), and our underweight to the mega cap technology and technology services stocks known as the Magnificent 7 (Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA, and Tesla). The Communications sector also underperformed, driven by both stock selection and sector allocation. Notably, the Real Estate and Materials sectors contributed positively to the portfolio’s performance, as did an underweight in the Energy sector and an overweight in the Industrials sector.

The Information Technology and Financials sectors were the largest contributors to the benchmark’s return. The Energy and Health Care sectors were the only detractors from the benchmark’s performance.

Top Contributors

  Guidewire Software, Inc.

  HEICO Corp., Class A

  Visa, Inc., Class A

  CBRE Group, Inc., Class A

  Veeva Systems, Inc., Class A

Top Detractors

  West Pharmaceutical Services, Inc.

  Bio-Techne Corp.

  Thermo Fisher Scientific, Inc.

  Danaher Corp.

  ASML Holding NV

Total Return Based on a $10,000 Investment

Date	DF Dent Premier Growth Fund	S&P 500® Index
6/30/15	$10,000	$10,000
9/30/15	$9,442	$9,356
12/31/15	$9,878	$10,015
3/31/16	$9,649	$10,150
6/30/16	$9,794	$10,399
9/30/16	$10,335	$10,800
12/31/16	$10,118	$11,213
3/31/17	$10,892	$11,893
6/30/17	$11,813	$12,260
9/30/17	$12,563	$12,810
12/31/17	$13,339	$13,661
3/31/18	$14,111	$13,557
6/30/18	$14,764	$14,023
9/30/18	$15,972	$15,104
12/31/18	$13,587	$13,062
3/31/19	$16,283	$14,845
6/30/19	$17,884	$15,483
9/30/19	$18,104	$15,746
12/31/19	$19,416	$17,175
3/31/20	$16,457	$13,809
6/30/20	$20,892	$16,645
9/30/20	$22,267	$18,132
12/31/20	$24,915	$20,335
3/31/21	$24,822	$21,590
6/30/21	$27,361	$23,436
9/30/21	$27,536	$23,572
12/31/21	$29,182	$26,172
3/31/22	$26,035	$24,968
6/30/22	$21,055	$20,948
9/30/22	$19,742	$19,925
12/31/22	$20,996	$21,432
3/31/23	$22,605	$23,038
6/30/23	$24,273	$25,053
9/30/23	$22,984	$24,232
12/31/23	$26,123	$27,066
3/31/24	$28,571	$29,923
6/30/24	$28,125	$31,204
9/30/24	$30,433	$33,041
12/31/24	$29,952	$33,837
3/31/25	$29,000	$32,392
6/30/25	$31,517	$35,936

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
DF Dent Premier Growth Fund	12.06%	8.57%	12.16%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$236,200,273
# of Portfolio Holdings	40
Portfolio Turnover Rate	15%
Investment Advisory Fees (Net of fees waived)	$1,943,886

Top Ten Holdings

(% total investments)*

Amazon.com, Inc.	5.84%
Visa, Inc., Class A	5.58%
Mastercard, Inc., Class A	5.11%
Microsoft Corp.	4.79%
HEICO Corp., Class A	4.78%
Alphabet, Inc., Class C	3.96%
TransDigm Group, Inc.	3.74%
Veeva Systems, Inc., Class A	3.46%
S&P Global, Inc.	3.29%
Guidewire Software, Inc.	2.88%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Communication Services
4.0%
Real Estate
4.4%
Consumer Discretionary
5.8%
Materials
6.5%
Health Care
12.9%
Financials
18.5%
Industrials
20.7%
Information Technology
27.2%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Information Technology	27.2%
Industrials	20.7%
Financials	18.5%
Health Care	12.9%
Materials	6.5%
Consumer Discretionary	5.8%
Real Estate	4.4%
Communication Services	4.0%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Premier Growth Fund

DFDPX

Annual Shareholder Report - June 30, 2025

221A-DFDPX-25

DF Dent Midcap Growth Fund

DFDMX

:  Investor Shares

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$99	0.93%

How did the Fund perform in the last year?

During the period from July 1, 2024, through June 30th, 2025, the DF Dent Midcap Growth Fund outperformed the Russell 2500 Index while underperforming the Russell Midcap Growth Index.

The outperformance relative to the Russell 2500 Index was driven primarily by stock selection within Real Estate, Materials, and Financials. Financials, Industrials, and Information Technology were the top performing sectors in the Russell 2500 Index. Being overweight Technology and underweight Energy also contributed to the Fund’s performance. This was offset by stock selection in Consumer Discretionary and our overweight to Life Sciences within Health Care as they detracted from performance. Healthcare, followed by Energy, were the two detractors from the benchmark’s performance.

The underperformance relative to the Russell Midcap Growth Index was primarily due to our cautious view towards AI-driven investment themes. Not owning AI winners, Palantir Technologies, Inc. (PLTR), AppLovin Corp. (APP), and Vistra Corp. (VST) alone almost accounted for our portfolio’s shortfall for the year. Stock selection in Health Care, Industrials, Consumer Discretionary, and especially Information Technology detracted from performance. Overweighting Materials and underweighting Utilities also hindered performance. On the positive side, stock selection within Financials, Real Estate, and Materials and being underweight in both Consumer Staples and Consumer Discretionary were the largest contributors to performance. Consumer Staples and Materials were the two detractors from the benchmark’s performance.

Top Contributors

  Goosehead Insurance, Inc., Class A

  CBRE Group, Inc., Class A

  Veeva Systems, Inc., Class A

  HEICO Corp., Class A

  Guidewire Software, Inc.

Top Detractors

  Bio-Techne Corp.

  Edwards Lifesciences Corp.

  West Pharmaceutical Services, Inc.

  Booz Allen Hamilton Holding Corp.

  Microchip Technology, Inc.

Total Return Based on a $10,000 Investment

Date	Investor Shares	Russell 2500 Index	Russell Midcap Growth Index
6/30/15	$10,000	$10,000	$10,000
9/30/15	$9,201	$8,970	$9,201
12/31/15	$9,484	$9,264	$9,580
3/31/16	$9,465	$9,301	$9,635
6/30/16	$9,751	$9,633	$9,786
9/30/16	$10,163	$10,265	$10,235
12/31/16	$9,886	$10,894	$10,282
3/31/17	$10,553	$11,303	$10,991
6/30/17	$11,480	$11,544	$11,454
9/30/17	$12,140	$12,092	$12,059
12/31/17	$12,973	$12,725	$12,880
3/31/18	$13,654	$12,695	$13,160
6/30/18	$14,145	$13,419	$13,576
9/30/18	$15,195	$14,050	$14,604
12/31/18	$12,948	$11,452	$12,268
3/31/19	$15,425	$13,264	$14,675
6/30/19	$17,012	$13,657	$15,468
9/30/19	$17,164	$13,481	$15,364
12/31/19	$18,146	$14,632	$16,620
3/31/20	$15,455	$10,283	$13,289
6/30/20	$19,587	$13,015	$17,311
9/30/20	$20,504	$13,781	$18,933
12/31/20	$23,666	$17,558	$22,534
3/31/21	$23,346	$19,477	$22,407
6/30/21	$25,332	$20,537	$24,888
9/30/21	$25,512	$19,986	$24,698
12/31/21	$26,577	$20,750	$25,402
3/31/22	$22,984	$19,543	$22,207
6/30/22	$18,500	$16,224	$17,527
9/30/22	$17,266	$15,767	$17,413
12/31/22	$18,466	$16,938	$18,615
3/31/23	$20,057	$17,513	$20,315
6/30/23	$21,263	$18,428	$21,582
9/30/23	$20,029	$17,547	$20,454
12/31/23	$22,696	$19,890	$23,429
3/31/24	$24,424	$21,266	$25,654
6/30/24	$22,861	$20,357	$24,830
9/30/24	$25,282	$22,138	$26,454
12/31/24	$25,227	$22,276	$28,608
3/31/25	$24,747	$20,605	$26,571
6/30/25	$25,960	$22,374	$31,408

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Shares	13.56%	5.79%	10.01%
Russell 2500 Index	9.91%	11.44%	8.39%
Russell Midcap Growth Index	26.49%	12.65%	12.13%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$366,744,514
# of Portfolio Holdings	40
Portfolio Turnover Rate	59%
Investment Advisory Fees (Net of fees waived)	$2,883,598

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	5.82%
Ecolab, Inc.	5.16%
Vulcan Materials Co.	4.75%
Veeva Systems, Inc., Class A	4.29%
CBRE Group, Inc., Class A	4.26%
CoStar Group, Inc.	4.23%
Veralto Corp.	4.08%
Appfolio, Inc.	3.95%
TransDigm Group, Inc.	3.62%
Goosehead Insurance, Inc., Class A	3.48%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Consumer Discretionary
2.9%
Real Estate
8.5%
Materials
9.9%
Financials
12.2%
Health Care
15.0%
Information Technology
23.3%
Industrials
28.2%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Industrials	28.2%
Information Technology	23.3%
Health Care	15.0%
Financials	12.2%
Materials	9.9%
Real Estate	8.5%
Consumer Discretionary	2.9%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Midcap Growth Fund

DFDMX

:  Investor Shares

Annual Shareholder Report - June 30, 2025

221A-DFDMX-25

DF Dent Midcap Growth Fund

DFMGX

:  Institutional Shares

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.85%

How did the Fund perform in the last year?

During the period from July 1, 2024, through June 30th, 2025, the DF Dent Midcap Growth Fund outperformed the Russell 2500 Index while underperforming the Russell Midcap Growth Index.

The outperformance relative to the Russell 2500 Index was driven primarily by stock selection within Real Estate, Materials, and Financials. Financials, Industrials, and Information Technology were the top performing sectors in the Russell 2500 Index. Being overweight Technology and underweight Energy also contributed to the Fund’s performance. This was offset by stock selection in Consumer Discretionary and our overweight to Life Sciences within Health Care as they detracted from performance. Healthcare, followed by Energy, were the two detractors from the benchmark’s performance.

The underperformance relative to the Russell Midcap Growth Index was primarily due to our cautious view towards AI-driven investment themes. Not owning AI winners, Palantir Technologies, Inc. (PLTR), AppLovin Corp. (APP), and Vistra Corp. (VST) alone almost accounted for our portfolio’s shortfall for the year. Stock selection in Health Care, Industrials, Consumer Discretionary, and especially Information Technology detracted from performance. Overweighting Materials and underweighting Utilities also hindered performance. On the positive side, stock selection within Financials, Real Estate, and Materials and being underweight in both Consumer Staples and Consumer Discretionary were the largest contributors to performance. Consumer Staples and Materials were the two detractors from the benchmark’s performance.

Top Contributors

  Goosehead Insurance, Inc., Class A

  CBRE Group, Inc., Class A

  Veeva Systems, Inc., Class A

  HEICO Corp., Class A

  Guidewire Software, Inc.

Top Detractors

  Bio-Techne Corp.

  Edwards Lifesciences Corp.

  West Pharmaceutical Services, Inc.

  Booz Allen Hamilton Holding Corp.

  Microchip Technology, Inc.

Total Return Based on a $500,000 Investment

Date	Institutional SharesFootnote Reference1	Russell 2500 Index	Russell Midcap Growth Index
6/30/15	$500,000	$500,000	$500,000
9/30/15	$460,049	$448,516	$460,052
12/31/15	$474,212	$463,217	$478,998
3/31/16	$473,260	$465,037	$481,771
6/30/16	$487,534	$481,650	$489,299
9/30/16	$508,152	$513,260	$511,767
12/31/16	$494,313	$544,693	$514,102
3/31/17	$527,648	$565,152	$549,544
6/30/17	$574,000	$577,215	$572,708
9/30/17	$607,018	$604,585	$602,964
12/31/17	$648,635	$636,258	$644,003
3/31/18	$682,707	$634,737	$658,007
6/30/18	$707,544	$670,973	$678,783
9/30/18	$760,403	$702,484	$730,198
12/31/18	$648,058	$572,620	$613,409
3/31/19	$772,204	$663,195	$733,767
6/30/19	$852,223	$682,831	$773,403
9/30/19	$859,797	$674,075	$768,194
12/31/19	$909,555	$731,614	$830,984
3/31/20	$775,016	$514,165	$664,455
6/30/20	$982,306	$650,752	$865,525
9/30/20	$1,028,814	$689,033	$946,656
12/31/20	$1,187,571	$877,889	$1,126,702
3/31/21	$1,171,577	$973,832	$1,120,333
6/30/21	$1,271,208	$1,026,829	$1,244,378
9/30/21	$1,280,538	$999,292	$1,234,921
12/31/21	$1,333,792	$1,037,506	$1,270,111
3/31/22	$1,153,485	$977,155	$1,110,327
6/30/22	$928,616	$811,224	$876,361
9/30/22	$866,571	$788,367	$870,639
12/31/22	$926,902	$846,924	$930,725
3/31/23	$1,006,772	$875,637	$1,015,755
6/30/23	$1,067,445	$921,389	$1,079,081
9/30/23	$1,005,400	$877,328	$1,022,710
12/31/23	$1,139,774	$994,486	$1,171,474
3/31/24	$1,226,499	$1,063,299	$1,282,724
6/30/24	$1,148,344	$1,017,848	$1,241,506
9/30/24	$1,269,691	$1,106,896	$1,322,717
12/31/24	$1,266,949	$1,113,775	$1,430,407
3/31/25	$1,243,296	$1,030,227	$1,328,559
6/30/25	$1,304,655	$1,118,678	$1,570,381
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 29, 2017. Performance for the periods prior to November 29, 2017 are a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.

The above chart represents historical performance of a hypothetical $500,000 investment over the past 10 years. Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional SharesFootnote Reference1	13.61%	5.84%	10.07%
Russell 2500 Index	9.91%	11.44%	8.39%
Russell Midcap Growth Index	26.49%	12.65%	12.13%
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 29, 2017. Performance for the 10 year period is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$366,744,514
# of Portfolio Holdings	40
Portfolio Turnover Rate	59%
Investment Advisory Fees (Net of fees waived)	$2,883,598

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	5.82%
Ecolab, Inc.	5.16%
Vulcan Materials Co.	4.75%
Veeva Systems, Inc., Class A	4.29%
CBRE Group, Inc., Class A	4.26%
CoStar Group, Inc.	4.23%
Veralto Corp.	4.08%
Appfolio, Inc.	3.95%
TransDigm Group, Inc.	3.62%
Goosehead Insurance, Inc., Class A	3.48%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Industrials	28.2%
Information Technology	23.3%
Health Care	15.0%
Financials	12.2%
Materials	9.9%
Real Estate	8.5%
Consumer Discretionary	2.9%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Midcap Growth Fund

DFMGX

:  Institutional Shares

Annual Shareholder Report - June 30, 2025

221A-DFMGX-25

DF Dent Midcap Growth Fund

DFMLX

:  Institutional Plus Shares

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$84	0.79%

How did the Fund perform in the last year?

During the period from July 1, 2024, through June 30th, 2025, the DF Dent Midcap Growth Fund outperformed the Russell 2500 Index while underperforming the Russell Midcap Growth Index.

The outperformance relative to the Russell 2500 Index was driven primarily by stock selection within Real Estate, Materials, and Financials. Financials, Industrials, and Information Technology were the top performing sectors in the Russell 2500 Index. Being overweight Technology and underweight Energy also contributed to the Fund’s performance. This was offset by stock selection in Consumer Discretionary and our overweight to Life Sciences within Health Care as they detracted from performance. Healthcare, followed by Energy, were the two detractors from the benchmark’s performance.

The underperformance relative to the Russell Midcap Growth Index was primarily due to our cautious view towards AI-driven investment themes. Not owning AI winners, Palantir Technologies, Inc. (PLTR), AppLovin Corp. (APP), and Vistra Corp. (VST) alone almost accounted for our portfolio’s shortfall for the year. Stock selection in Health Care, Industrials, Consumer Discretionary, and especially Information Technology detracted from performance. Overweighting Materials and underweighting Utilities also hindered performance. On the positive side, stock selection within Financials, Real Estate, and Materials and being underweight in both Consumer Staples and Consumer Discretionary were the largest contributors to performance. Consumer Staples and Materials were the two detractors from the benchmark’s performance.

Top Contributors

  Goosehead Insurance, Inc., Class A

  CBRE Group, Inc., Class A

  Veeva Systems, Inc., Class A

  HEICO Corp., Class A

  Guidewire Software, Inc.

Top Detractors

  Bio-Techne Corp.

  Edwards Lifesciences Corp.

  West Pharmaceutical Services, Inc.

  Booz Allen Hamilton Holding Corp.

  Microchip Technology, Inc.

Total Return Based on a $100,000,000 Investment

Date	Institutional Plus SharesFootnote Reference1	Russell 2500 Index	Russell Midcap Growth Index
6/30/15	$100,000,000	$100,000,000	$100,000,000
9/30/15	$92,009,834	$89,703,265	$92,010,456
12/31/15	$94,842,378	$92,643,368	$95,799,523
3/31/16	$94,652,059	$93,007,402	$96,354,131
6/30/16	$97,506,846	$96,330,089	$97,859,757
9/30/16	$101,630,428	$102,652,005	$102,353,449
12/31/16	$98,862,605	$108,938,560	$102,820,320
3/31/17	$105,529,641	$113,030,473	$109,908,853
6/30/17	$114,799,994	$115,443,073	$114,541,652
9/30/17	$121,403,534	$120,916,927	$120,592,795
12/31/17	$129,726,979	$127,251,596	$128,800,546
3/31/18	$136,541,307	$126,947,441	$131,601,341
6/30/18	$141,445,076	$134,194,573	$135,756,563
9/30/18	$151,953,153	$140,496,896	$146,039,550
12/31/18	$129,484,150	$114,524,001	$122,681,896
3/31/19	$154,248,159	$132,638,904	$146,753,313
6/30/19	$170,120,834	$136,566,190	$154,680,668
9/30/19	$171,635,654	$134,814,997	$153,638,868
12/31/19	$181,455,440	$146,322,843	$166,196,795
3/31/20	$154,546,083	$102,833,037	$132,891,010
6/30/20	$195,873,539	$130,150,425	$173,105,035
9/30/20	$205,042,653	$137,806,517	$189,331,197
12/31/20	$236,662,940	$175,577,789	$225,340,380
3/31/21	$233,463,891	$194,766,305	$224,066,644
6/30/21	$253,324,651	$205,365,803	$248,875,554
9/30/21	$255,124,115	$199,858,444	$246,984,248
12/31/21	$265,733,306	$207,501,203	$254,022,184
3/31/22	$229,810,479	$195,430,958	$222,065,371
6/30/22	$185,077,682	$162,244,784	$175,272,281
9/30/22	$172,784,699	$157,673,366	$174,127,787
12/31/22	$184,804,504	$169,384,851	$186,145,062
3/31/23	$200,785,382	$175,127,499	$203,151,085
6/30/23	$212,873,481	$184,277,814	$215,816,115
9/30/23	$200,512,204	$175,465,507	$204,541,925
12/31/23	$227,351,883	$198,897,230	$234,294,897
3/31/24	$244,698,647	$212,659,888	$256,544,835
6/30/24	$229,127,536	$203,569,512	$248,301,171
9/30/24	$253,576,912	$221,379,100	$264,543,334
12/31/24	$253,098,852	$222,755,013	$286,081,327
3/31/25	$248,386,542	$206,045,412	$265,711,876
6/30/25	$260,679,524	$223,735,646	$314,076,236
Footnote	Description
Footnote[1]	Institutional Plus Shares commenced operations on December 3, 2021. Performance for the periods prior to December 3, 2021 are a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Plus Shares.

The above chart represents historical performance of a hypothetical $100,000,000 investment over the past 10 years. Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus SharesFootnote Reference1	13.77%	5.88%	10.06%
Russell 2500 Index	9.91%	11.44%	8.39%
Russell Midcap Growth Index	26.49%	12.65%	12.13%
Footnote	Description
Footnote[1]	Institutional Plus Shares commenced operations on December 3, 2021. Performance for the 5 year and 10 year periods is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Plus Shares.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$366,744,514
# of Portfolio Holdings	40
Portfolio Turnover Rate	59%
Investment Advisory Fees (Net of fees waived)	$2,883,598

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	5.82%
Ecolab, Inc.	5.16%
Vulcan Materials Co.	4.75%
Veeva Systems, Inc., Class A	4.29%
CBRE Group, Inc., Class A	4.26%
CoStar Group, Inc.	4.23%
Veralto Corp.	4.08%
Appfolio, Inc.	3.95%
TransDigm Group, Inc.	3.62%
Goosehead Insurance, Inc., Class A	3.48%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Industrials	28.2%
Information Technology	23.3%
Health Care	15.0%
Financials	12.2%
Materials	9.9%
Real Estate	8.5%
Consumer Discretionary	2.9%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Midcap Growth Fund

DFMLX

:  Institutional Plus Shares

Annual Shareholder Report - June 30, 2025

221A-DFMLX-25

DF Dent Small Cap Growth Fund

DFDSX

:  Investor Shares

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$108	1.04%

How did the Fund perform in the last year?

During the period from July 1, 2024, through June 30, 2025, the DF Dent Small Cap Growth Fund underperformed the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance was a function of stock selection rather than sector allocation, though the drivers were more nuanced. Two notable contributors to underperformance were our exposure to companies in the life sciences industry, which performed poorly, and our relative lack of exposure to companies in several momentum-driven industries such as artificial intelligence, quantum computing, and space. The former impacted stock selection within our healthcare exposure while the latter primarily impacted stock selection in information technology but also extended materially into industrials.

The Fund’s performance relative to the Russell 2000 Index was driven primarily by sector allocation. Notably, being underweight the benchmark in the Energy sector and overweight the benchmark in the Information Technology and Industrials sectors contributed to the Fund’s performance, as did stock selection in the Financials and Materials sectors. Financials, Industrials, Consumer Staples, and Communication Services were the top performing sectors in the Russell 2000 Index. Stock selection in the Health Care, Consumer Staples, and Information Technology sectors detracted the most from performance. Energy, followed by Health Care were the two detractors from the benchmark’s performance.

The underperformance relative to the Russell 2000 Growth Index was driven almost entirely by stock selection. Stock selection in the Consumer Discretionary, Health Care, Consumer Staples, Industrials, and Information Technology sectors were all drags versus the index. Financials, Industrials, Information Technology, and Consumer Staples were the top performing sectors in the Russell 2000 Growth Index.  Allocation was a noticeable positive versus the index with overweights in Financials and Industrials and underweights in Health Care and Energy contributing the most. Energy, followed by Health Care were the two detractors from the benchmark’s performance.

Top Contributors

  Guidewire Software, Inc.

  Goosehead Insurance, Inc., Class A

  HEICO Corp., Class A

  Perimeter Solutions, Inc.

  Hamilton Lane, Inc., Class A

Top Detractors

  RxSight, Inc.

  Bio-Techne Corp.

  Medpace Holdings, Inc.

  Charles River Laboratories International, Inc.

  SPS Commerce, Inc.

Total Return Based on a $10,000 Investment

Date	Investor Shares	Russell 2000® Index	Russell 2000 Growth Index
6/30/15	$10,000	$10,000	$10,000
9/30/15	$8,879	$8,808	$8,694
12/31/15	$8,792	$9,125	$9,069
3/31/16	$8,726	$8,986	$8,645
6/30/16	$9,494	$9,327	$8,925
9/30/16	$10,122	$10,171	$9,748
12/31/16	$10,238	$11,069	$10,096
3/31/17	$10,453	$11,342	$10,636
6/30/17	$10,981	$11,621	$11,103
9/30/17	$11,452	$12,280	$11,793
12/31/17	$11,832	$12,690	$12,334
3/31/18	$12,221	$12,680	$12,617
6/30/18	$13,196	$13,663	$13,530
9/30/18	$14,353	$14,151	$14,277
12/31/18	$11,653	$11,293	$11,186
3/31/19	$13,641	$12,940	$13,104
6/30/19	$15,176	$13,211	$13,464
9/30/19	$14,661	$12,894	$12,902
12/31/19	$15,887	$14,175	$14,372
3/31/20	$12,663	$9,835	$10,669
6/30/20	$16,554	$12,335	$13,932
9/30/20	$17,599	$12,944	$14,929
12/31/20	$21,398	$17,005	$19,349
3/31/21	$21,425	$19,164	$20,292
6/30/21	$22,943	$19,987	$21,087
9/30/21	$23,173	$19,115	$19,895
12/31/21	$24,518	$19,524	$19,898
3/31/22	$20,628	$18,055	$17,385
6/30/22	$17,133	$14,951	$14,038
9/30/22	$16,408	$14,624	$14,072
12/31/22	$17,086	$15,534	$14,653
3/31/23	$18,565	$15,960	$15,543
6/30/23	$19,554	$16,790	$16,639
9/30/23	$18,932	$15,929	$15,421
12/31/23	$20,891	$18,164	$17,387
3/31/24	$22,624	$19,105	$18,705
6/30/24	$20,995	$18,479	$18,159
9/30/24	$23,519	$20,192	$19,687
12/31/24	$23,171	$20,260	$20,022
3/31/25	$21,428	$18,340	$17,796
6/30/25	$22,436	$19,898	$19,926

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Shares	6.86%	6.27%	8.42%
Russell 2000® Index	7.68%	10.04%	7.12%
Russell 2000 Growth Index	9.73%	7.42%	7.14%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$188,041,543
# of Portfolio Holdings	47
Portfolio Turnover Rate	36%
Investment Advisory Fees (Net of fees waived)	$1,526,658

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	4.86%
Perimeter Solutions, Inc.	3.50%
RBC Bearings, Inc.	3.39%
Core & Main, Inc., Class A	3.27%
Hamilton Lane, Inc., Class A	3.21%
Manhattan Associates, Inc.	3.20%
Murphy USA, Inc.	3.11%
Goosehead Insurance, Inc., Class A	3.08%
Casella Waste Systems, Inc.	3.04%
Repligen Corp.	2.95%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Consumer Staples
3.1%
Consumer Discretionary
5.3%
Materials
6.2%
Health Care
13.4%
Financials
14.2%
Information Technology
22.6%
Industrials
35.2%
0%
5%
10%
15%
20%
25%
30%
35%
40%

Value	Value
Industrials	35.2%
Information Technology	22.6%
Financials	14.2%
Health Care	13.4%
Materials	6.2%
Consumer Discretionary	5.3%
Consumer Staples	3.1%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Small Cap Growth Fund

DFDSX

:  Investor Shares

Annual Shareholder Report - June 30, 2025

221A-DFDSX-25

DF Dent Small Cap Growth Fund

DFSGX

:  Institutional Shares

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$98	0.94%

How did the Fund perform in the last year?

During the period from July 1, 2024, through June 30, 2025, the DF Dent Small Cap Growth Fund underperformed the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance was a function of stock selection rather than sector allocation, though the drivers were more nuanced. Two notable contributors to underperformance were our exposure to companies in the life sciences industry, which performed poorly, and our relative lack of exposure to companies in several momentum-driven industries such as artificial intelligence, quantum computing, and space. The former impacted stock selection within our healthcare exposure while the latter primarily impacted stock selection in information technology but also extended materially into industrials.

The Fund’s performance relative to the Russell 2000 Index was driven primarily by sector allocation. Notably, being underweight the benchmark in the Energy sector and overweight the benchmark in the Information Technology and Industrials sectors contributed to the Fund’s performance, as did stock selection in the Financials and Materials sectors. Financials, Industrials, Consumer Staples, and Communication Services were the top performing sectors in the Russell 2000 Index. Stock selection in the Health Care, Consumer Staples, and Information Technology sectors detracted the most from performance. Energy, followed by Health Care were the two detractors from the benchmark’s performance.

The underperformance relative to the Russell 2000 Growth Index was driven almost entirely by stock selection. Stock selection in the Consumer Discretionary, Health Care, Consumer Staples, Industrials, and Information Technology sectors were all drags versus the index. Financials, Industrials, Information Technology, and Consumer Staples were the top performing sectors in the Russell 2000 Growth Index.  Allocation was a noticeable positive versus the index with overweights in Financials and Industrials and underweights in Health Care and Energy contributing the most. Energy, followed by Health Care were the two detractors from the benchmark’s performance.

Top Contributors

  Guidewire Software, Inc.

  Goosehead Insurance, Inc., Class A

  HEICO Corp., Class A

  Perimeter Solutions, Inc.

  Hamilton Lane, Inc., Class A

Top Detractors

  RxSight, Inc.

  Bio-Techne Corp.

  Medpace Holdings, Inc.

  Charles River Laboratories International, Inc.

  SPS Commerce, Inc.

Total Return Based on a $500,000 Investment

Date	Institutional SharesFootnote Reference1	Russell 2000® Index	Russell 2000 Growth Index
6/30/15	$500,000	$500,000	$500,000
9/30/15	$443,944	$440,411	$434,692
12/31/15	$439,585	$456,238	$453,469
3/31/16	$436,280	$449,310	$432,233
6/30/16	$474,702	$466,347	$446,242
9/30/16	$506,101	$508,532	$487,392
12/31/16	$511,885	$553,453	$504,793
3/31/17	$522,627	$567,101	$531,793
6/30/17	$549,068	$581,072	$555,133
9/30/17	$572,617	$614,010	$589,652
12/31/17	$591,622	$634,519	$616,688
3/31/18	$611,453	$633,985	$630,869
6/30/18	$659,791	$683,142	$676,497
9/30/18	$718,457	$707,574	$713,861
12/31/18	$583,048	$564,633	$559,288
3/31/19	$682,885	$646,980	$655,177
6/30/19	$760,093	$660,535	$673,181
9/30/19	$734,357	$644,676	$645,089
12/31/19	$796,107	$708,756	$718,592
3/31/20	$634,454	$491,772	$533,447
6/30/20	$829,429	$616,773	$696,598
9/30/20	$882,112	$647,192	$746,460
12/31/20	$1,072,956	$850,229	$967,457
3/31/21	$1,074,796	$958,200	$1,014,623
6/30/21	$1,151,140	$999,331	$1,054,371
9/30/21	$1,162,637	$955,757	$994,771
12/31/21	$1,230,787	$976,224	$994,882
3/31/22	$1,035,386	$902,755	$869,255
6/30/22	$860,232	$747,525	$701,886
9/30/22	$823,977	$731,175	$703,583
12/31/22	$858,349	$776,719	$732,656
3/31/23	$932,742	$797,984	$777,148
6/30/23	$982,652	$839,521	$831,957
9/30/23	$951,576	$796,469	$771,069
12/31/23	$1,050,453	$908,208	$869,359
3/31/24	$1,138,031	$955,255	$935,272
6/30/24	$1,056,104	$923,944	$907,970
9/30/24	$1,183,702	$1,009,620	$984,331
12/31/24	$1,166,752	$1,012,997	$1,001,104
3/31/25	$1,079,175	$916,975	$889,823
6/30/25	$1,130,026	$994,915	$996,296
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 20, 2017. Performance for the periods prior to November 20, 2017 are a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.

The above chart represents historical performance of a hypothetical $500,000 investment over the past 10 years. Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional SharesFootnote Reference1	7.00%	6.38%	8.50%
Russell 2000® Index	7.68%	10.04%	7.12%
Russell 2000 Growth Index	9.73%	7.42%	7.14%
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 20, 2017. Performance for the 10 year period is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$188,041,543
# of Portfolio Holdings	47
Portfolio Turnover Rate	36%
Investment Advisory Fees (Net of fees waived)	$1,526,658

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	4.86%
Perimeter Solutions, Inc.	3.50%
RBC Bearings, Inc.	3.39%
Core & Main, Inc., Class A	3.27%
Hamilton Lane, Inc., Class A	3.21%
Manhattan Associates, Inc.	3.20%
Murphy USA, Inc.	3.11%
Goosehead Insurance, Inc., Class A	3.08%
Casella Waste Systems, Inc.	3.04%
Repligen Corp.	2.95%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Industrials	35.2%
Information Technology	22.6%
Financials	14.2%
Health Care	13.4%
Materials	6.2%
Consumer Discretionary	5.3%
Consumer Staples	3.1%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Small Cap Growth Fund

DFSGX

:  Institutional Shares

Annual Shareholder Report - June 30, 2025

221A-DFSGX-25

DF Dent Small Cap Growth Fund

DFSLX

:  Institutional Plus Shares

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of February 25, 2025, to June 30, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Plus Shares	$28	0.84%
Footnote	Description
Footnote[1]	Annualized for periods less than one year.

How did the Fund perform in the last year?

During the period from February 25, 2025, through June 30, 2025, the DF Dent Small Cap Growth Fund underperformed the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance was a function of stock selection rather than sector allocation, though the drivers were more nuanced. Two notable contributors to underperformance were our exposure to companies in the life sciences industry, which performed poorly, and our relative lack of exposure to companies in several momentum-driven industries such as artificial intelligence, quantum computing, and space. The former impacted stock selection within our healthcare exposure while the latter primarily impacted stock selection in information technology but also extended materially into industrials.

The Fund’s performance relative to the Russell 2000 Index was driven primarily by sector allocation. Notably, being underweight the benchmark in the Energy sector and overweight the benchmark in the Information Technology and Industrials sectors contributed to the Fund’s performance, as did stock selection in the Financials and Materials sectors. Financials, Industrials, Consumer Staples, and Communication Services were the top performing sectors in the Russell 2000 Index. Stock selection in the Health Care, Consumer Staples, and Information Technology sectors detracted the most from performance. Energy, followed by Health Care were the two detractors from the benchmark’s performance.

The underperformance relative to the Russell 2000 Growth Index was driven almost entirely by stock selection. Stock selection in the Consumer Discretionary, Health Care, Consumer Staples, Industrials, and Information Technology sectors were all drags versus the index. Financials, Industrials, Information Technology, and Consumer Staples were the top performing sectors in the Russell 2000 Growth Index.  Allocation was a noticeable positive versus the index with overweights in Financials and Industrials and underweights in Health Care and Energy contributing the most. Energy, followed by Health Care were the two detractors from the benchmark’s performance.

Top Contributors

  Guidewire Software, Inc.

  Goosehead Insurance, Inc., Class A

  HEICO Corp., Class A

  Perimeter Solutions, Inc.

  Hamilton Lane, Inc., Class A

Top Detractors

  RxSight, Inc.

  Bio-Techne Corp.

  Medpace Holdings, Inc.

  Charles River Laboratories International, Inc.

  SPS Commerce, Inc.

Total Return Based on a $100,000,000 Investment

Date	Institutional Plus SharesFootnote Reference1	Russell 2000® Index	Russell 2000 Growth Index
6/30/15	$100,000,000	$100,000,000	$100,000,000
9/30/15	$88,788,871	$88,082,155	$86,938,363
12/31/15	$87,917,019	$91,247,625	$90,693,807
3/31/16	$87,255,989	$89,862,028	$86,446,659
6/30/16	$94,940,465	$93,269,407	$89,248,392
9/30/16	$101,220,252	$101,706,461	$97,478,366
12/31/16	$102,377,055	$110,690,665	$100,958,536
3/31/17	$104,525,403	$113,420,196	$106,358,564
6/30/17	$109,813,645	$116,214,405	$111,026,510
9/30/17	$114,523,485	$122,802,037	$117,930,423
12/31/17	$118,324,409	$126,903,894	$123,337,689
3/31/18	$122,207,962	$126,797,017	$126,173,706
6/30/18	$131,958,158	$136,628,488	$135,299,366
9/30/18	$143,526,186	$141,514,782	$142,772,275
12/31/18	$116,526,941	$112,926,687	$111,857,508
3/31/19	$136,406,632	$129,395,985	$131,035,327
6/30/19	$151,760,143	$132,106,920	$134,636,224
9/30/19	$146,612,723	$128,935,285	$129,017,723
12/31/19	$158,873,459	$141,751,113	$143,718,394
3/31/20	$126,630,432	$98,354,386	$106,689,430
6/30/20	$165,538,218	$123,354,696	$139,319,539
9/30/20	$175,985,679	$129,438,454	$149,291,994
12/31/20	$213,975,731	$170,045,879	$193,491,456
3/31/21	$214,251,710	$191,640,054	$202,924,613
6/30/21	$229,430,556	$199,866,278	$210,874,117
9/30/21	$231,730,381	$191,151,366	$198,954,223
12/31/21	$245,176,914	$195,244,823	$198,976,497
3/31/22	$206,276,390	$180,551,080	$173,850,926
6/30/22	$171,331,850	$149,505,012	$140,377,104
9/30/22	$164,079,210	$146,235,051	$140,716,619
12/31/22	$170,860,900	$155,343,737	$146,531,282
3/31/23	$185,648,751	$159,596,736	$155,429,689
6/30/23	$195,538,714	$167,904,184	$166,391,418
9/30/23	$189,322,166	$159,293,863	$154,213,848
12/31/23	$208,913,713	$181,641,683	$173,871,752
3/31/24	$226,244,698	$191,050,907	$187,054,375
6/30/24	$209,949,805	$184,788,843	$181,594,003
9/30/24	$235,192,760	$201,924,011	$196,866,195
12/31/24	$231,707,725	$202,599,338	$200,220,701
3/31/25	$214,278,699	$183,395,014	$177,964,632
6/30/25	$224,469,091	$198,982,977	$199,259,195
Footnote	Description
Footnote[1]	Institutional Plus Shares commenced operations on February 25, 2025. Performance for the periods prior to February 25, 2025 are a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Plus Shares.

The above chart represents historical performance of a hypothetical $100,000,000 investment over the past 10 years. Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus SharesFootnote Reference1	6.91%	6.28%	8.42%
Russell 2000® Index	7.68%	10.04%	7.12%
Russell 2000 Growth Index	9.73%	7.42%	7.14%
Footnote	Description
Footnote[1]	Institutional Plus Shares commenced operations on February 25, 2025. Performance for the 1 year, 5 year and 10 year periods is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Plus Shares.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$188,041,543
# of Portfolio Holdings	47
Portfolio Turnover Rate	36%
Investment Advisory Fees (Net of fees waived)	$1,526,658

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	4.86%
Perimeter Solutions, Inc.	3.50%
RBC Bearings, Inc.	3.39%
Core & Main, Inc., Class A	3.27%
Hamilton Lane, Inc., Class A	3.21%
Manhattan Associates, Inc.	3.20%
Murphy USA, Inc.	3.11%
Goosehead Insurance, Inc., Class A	3.08%
Casella Waste Systems, Inc.	3.04%
Repligen Corp.	2.95%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Industrials	35.2%
Information Technology	22.6%
Financials	14.2%
Health Care	13.4%
Materials	6.2%
Consumer Discretionary	5.3%
Consumer Staples	3.1%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Small Cap Growth Fund

DFSLX

:  Institutional Plus Shares

Annual Shareholder Report - June 30, 2025

221A-DFSLX-25

(b)        Not applicable.
ITEM 2. CODE OF ETHICS.
(a)         As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)        There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)         There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)         Not applicable.
(f)(1)  A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1) The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2) The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)      Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $45,300 in 2024 and $45,300 in 2025.
(b)      Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2024 and $0 in 2025.
(c)      Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $9,600 in 2024 and $9,600 in 2025. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)      All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)      The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2024 and $0 in 2025. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)      During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)        Included as part of financial statements filed under Item 7(a).
(b)        Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

ANNUAL FINANCIALS AND
OTHER INFORMATION
JUNE 30, 2025

DF DENT GROWTH FUNDS
TABLE OF CONTENTS
JUNE 30, 2025
DF Dent Premier Growth Fund
Schedule of Investments 1
Statement of Assets and Liabilities 3
Statement of Operations 4
Statements of Changes in Net Assets 5
Financial Highlights 6
DF Dent Midcap Growth Fund
Schedule of Investments 7
Statement of Assets and Liabilities 9
Statement of Operations 10
Statements of Changes in Net Assets 11
Financial Highlights 12
DF Dent Small Cap Growth Fund
Schedule of Investments 15
Statement of Assets and Liabilities 17
Statement of Operations 18
Statements of Changes in Net Assets 19
Financial Highlights 20
DF Dent Growth Funds
Notes to Financial Statements 23
Report of Independent Registered Public Accounting Firm 30
Important Tax Information (Unaudited) 31
Other Information (Unaudited) 32

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2025
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 99.8%
Communication Services - 4.0%
52,617 Alphabet, Inc., Class C $ 9,333,730
Consumer Discretionary - 5.8%
62,761 Amazon.com, Inc.
(a)
13,769,136
Financials - 18.5%
8,283 Kinsale Capital Group, Inc. 4,008,144
21,400 Mastercard, Inc., Class A 12,025,516
13,356 Moody's Corp. 6,699,236
14,715 S&P Global, Inc.
(a)
7,759,072
36,992 Visa, Inc., Class A 13,134,010
43,625,978
Health Care - 12.9%
85,000 Bio-Techne Corp. 4,373,250
29,697 Danaher Corp. 5,866,345
9,695 Intuitive Surgical, Inc.
(a)
5,268,360
10,950 Thermo Fisher Scientific, Inc. 4,439,787
28,327 Veeva Systems, Inc., Class A
(a)
8,157,610
11,078 West Pharmaceutical Services, Inc. 2,423,866
30,529,218
Industrials - 20.6%
23,092 Booz Allen Hamilton Holding Corp. 2,404,570
53,226 Copart, Inc.
(a)
2,611,800
38,262 Fastenal Co. 1,607,004
43,532 HEICO Corp., Class A 11,263,905
28,094 Old Dominion Freight Line, Inc. 4,559,656
5,795 TransDigm Group, Inc.
(a)
8,812,109
60,352 Uber Technologies, Inc.
(a)
5,630,841
56,652 Veralto Corp. 5,719,019
32,951 Waste Connections, Inc. 6,152,611
48,761,515
Information Technology - 27.1%
17,420 ANSYS, Inc.
(a)
6,118,252
4,194 ASML Holding NV 3,361,030
12,701 Atlassian Corp., Class A
(a)
2,579,446
19,715 Cadence Design Systems, Inc.
(a)
6,075,177
28,783 Guidewire Software, Inc.
(a)
6,776,957
7,548 Intuit, Inc. 5,945,031
21,846 Manhattan Associates, Inc.
(a)
4,313,930
22,682 Microsoft Corp. 11,282,254
7,848 Monolithic Power Systems, Inc. 5,739,870
8,285 Motorola Solutions, Inc. 3,483,511
5,072 ServiceNow, Inc.
(a)
5,214,422
5,290 Tyler Technologies, Inc.
(a)
3,136,124
64,026,004
Shares Security Description Value
Materials - 6.5%
16,250 Ecolab, Inc. $ 4,378,400
13,216 The Sherwin-Williams Co. 4,537,846
24,452 Vulcan Materials Co. 6,377,570
15,293,816
Real Estate - 4.4%
44,590 CBRE Group, Inc., Class A
(a)
6,247,951
50,240 CoStar Group, Inc.
(a)
4,039,296
10,287,247
Total Common Stock (Cost $101,103,560) 235,626,644
Money Market Fund - 0.4%
986,091 First American Treasury
Obligations Fund,
Class X, 4.24%
(b)
(Cost $986,091) 986,091
Investments, at value - 100.2% (Cost
$102,089,651) $ 236,612,735
Other Assets & Liabilities, Net - (0.2)% (412,462)
Net Assets - 100.0% $ 236,200,273
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30, 2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 236,612,735
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 236,612,735

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2025
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Communication Services 4.0%
Consumer Discretionary 5.8%
Financials 18.5%
Health Care 12.9%
Industrials 20.6%
Information Technology 27.1%
Materials 6.5%
Real Estate 4.4%
Money Market Fund 0.4%
Other Assets & Liabilities, Net (0.2)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2025
ASSETS
Investments, at value (Cost $102,089,651) $ 236,612,735
Receivables:
Fund shares sold 1,126
Dividends 59,256
Prepaid expenses 21,649
Total Assets
236,694,766
LIABILITIES
Accrued Liabilities:
Investment adviser fees 445,786
Trustees’ fees and expenses 354
Fund services fees 11,401
ReFlow fees 1,440
Other expenses 35,512
Total Liabilities
494,493
NET ASSETS
$ 236,200,273
COMPONENTS OF NET ASSETS
Paid-in capital $ 95,396,441
Distributable Earnings 140,803,832
NET ASSETS
$ 236,200,273
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 6,044,696
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 39.08

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2025
* See additional information contained in Note 5 and Note 6.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $10,386) $ 1,232,429
Total Investment Income
1,232,429
EXPENSES
Investment adviser fees 2,289,771
Fund services fees 180,229
Custodian fees 26,026
Registration fees 20,329
Professional fees 68,973
Trustees' fees and expenses 19,543
ReFlow fees 9,334
Other expenses 62,948
Total Expenses 2,677,153
Fees waived
(388,889)
Net Expenses
2,288,264
NET INVESTMENT LOSS
(1,055,835)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments
Unaffiliated issuers
17,536,780
Redemptions in-kind *
4,278,953
21,815,733
Net change in unrealized appreciation (depreciation) on investments
5,667,228
NET REALIZED AND UNREALIZED GAIN
27,482,961
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 26,427,126

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
* Includes redemption in-kind transactions. See additional information contained in Note 6.
For the Years Ended June 30,
2025 2024
OPERATIONS
Net investment loss $ (1,055,835) $ (826,765)
Net realized gain 21,815,733 30,137,857
Net change in unrealized appreciation (depreciation) 5,667,228 2,428,258
Increase in Net Assets Resulting from Operations
26,427,126 31,739,350
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(30,116,196) (36,525,907)
CAPITAL SHARE TRANSACTIONS
Sale of shares 7,279,139 13,503,081
Reinvestment of distributions 28,195,477 34,549,001
Redemption of shares*
(26,978,932) (59,143,595)
Increase (Decrease) in Net Assets from Capital Share Transactions
8,495,684 (11,091,513)
Increase (Decrease) in Net Assets
4,806,614 (15,878,070)
NET ASSETS
Beginning of Year
231,393,659 247,271,729
End of Year
$ 236,200,273 $ 231,393,659
SHARE TRANSACTIONS
Sale of shares 192,311 342,232
Reinvestment of distributions 722,405 984,863
Redemption of shares
(692,891) (1,529,032)
Increase (Decrease) in Shares
221,825 (201,937)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2025 2024 2023 2022 2021
NET ASSET VALUE, Beginning of Year
$ 39.74 $ 41.04 $ 35.60 $ 49.79 $ 38.91
INVESTMENT OPERATIONS
Net investment loss (a) (0.18) (0.14) (0.11) (0.27) (0.25)
Net realized and unrealized gain (loss)
4.96 5.74 5.55 (10.28) 12.16
Total from Investment Operations
4.78 5.60 5.44 (10.55) 11.91
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(5.44) (6.90) – (3.64) (1.03)
Total Distributions to Shareholders
(5.44) (6.90) – (3.64) (1.03)
REDEMPTION FEES(a)
– – – 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 39.08 $ 39.74 $ 41.04 $ 35.60 $ 49.79
TOTAL RETURN
12.06% 15.87% 15.28% (23.05)% 30.96%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 236,200 $ 231,394 $ 247,272 $ 278,936 $ 430,924
Ratios to Average Net Assets:
Net investment loss (0.46)% (0.36)% (0.30)% (0.58)% (0.57)%
Net expenses 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (c) 1.16% 1.14% 1.13% 1.10% 1.11%
PORTFOLIO TURNOVER RATE 15%(d) 19% 20% 18% 14%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(d) Excludes in-kind transactions associated with redemptions of the Fund.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2025
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 97.8%
Consumer Discretionary - 2.8%
70,654 CarMax, Inc.
(a)
$ 4,748,655
73,305 Floor & Decor Holdings, Inc.,
Class A
(a)
5,568,248
10,316,903
Financials - 11.9%
118,225 Goosehead Insurance, Inc.,
Class A
(a)
12,473,920
19,903 Kinsale Capital Group, Inc. 9,631,062
2,852 Markel Group, Inc.
(a)
5,696,471
18,117 Moody's Corp. 9,087,306
11,925 MSCI, Inc. 6,877,624
43,766,383
Health Care - 14.7%
180,437 Bio-Techne Corp. 9,283,484
13,910 Medpace Holdings, Inc.
(a)
4,365,793
6,383 Mettler-Toledo International, Inc.
(a)
7,498,238
60,537 Repligen Corp.
(a)
7,529,592
53,427 Veeva Systems, Inc., Class A
(a)
15,385,907
44,143 West Pharmaceutical Services, Inc. 9,658,488
53,721,502
Industrials - 27.6%
65,080 Booz Allen Hamilton Holding Corp. 6,776,780
75,120 Copart, Inc.
(a)
3,686,138
80,679 HEICO Corp., Class A 20,875,691
25,595 IDEX Corp. 4,493,714
65,110 Old Dominion Freight Line, Inc. 10,567,353
44,008 SiteOne Landscape Supply, Inc.
(a)
5,322,328
8,546 TransDigm Group, Inc.
(a)
12,995,389
145,011 Veralto Corp. 14,638,860
10,791 Verisk Analytics, Inc. 3,361,397
59,073 Waste Connections, Inc. 11,030,111
119,819 WNS Holdings, Ltd.
(a)
7,577,354
101,325,115
Information Technology - 22.8%
23,230 ANSYS, Inc.
(a)
8,158,841
61,466 Appfolio, Inc.
(a)
14,154,390
29,813 Atlassian Corp., Class A
(a)
6,054,722
31,949 Cadence Design Systems, Inc.
(a)
9,845,084
67,528 Entegris, Inc. 5,446,133
14,799 Guidewire Software, Inc.
(a)
3,484,425
32,122 Manhattan Associates, Inc.
(a)
6,343,131
85,241 Microchip Technology, Inc. 5,998,409
14,155 Monolithic Power Systems, Inc. 10,352,684
55,687 PTC, Inc.
(a)
9,597,098
6,871 Tyler Technologies, Inc.
(a)
4,073,404
83,508,321
Shares Security Description Value
Materials - 9.7%
68,711 Ecolab, Inc. $ 18,513,492
65,304 Vulcan Materials Co. 17,032,589
35,546,081
Real Estate - 8.3%
109,038 CBRE Group, Inc., Class A
(a)
15,278,405
188,536 CoStar Group, Inc.
(a)
15,158,294
30,436,699
Total Common Stock (Cost $236,932,049) 358,621,004
Money Market Fund - 2.4%
8,786,880 First American Treasury
Obligations Fund,
Class X, 4.24%
(b)
(Cost $8,786,880) 8,786,880
Investments, at value - 100.2% (Cost
$245,718,929) $ 367,407,884
Other Assets & Liabilities, Net - (0.2)% (663,370)
Net Assets - 100.0% $ 366,744,514
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30, 2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 367,407,884
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 367,407,884

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2025
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Consumer Discretionary 2.8%
Financials 11.9%
Health Care 14.7%
Industrials 27.6%
Information Technology 22.8%
Materials 9.7%
Real Estate 8.3%
Money Market Fund 2.4%
Other Assets & Liabilities, Net (0.2)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2025
ASSETS
Investments, at value (Cost $245,718,929) $ 367,407,884
Receivables:
Fund shares sold 78,081
Dividends 128,681
Prepaid expenses 34,722
Total Assets
367,649,368
LIABILITIES
Payables:
Fund shares redeemed 248,656
Accrued Liabilities:
Investment adviser fees 575,826
Trustees’ fees and expenses 459
Fund services fees 18,704
Other expenses 61,209
Total Liabilities
904,854
NET ASSETS
$ 366,744,514
COMPONENTS OF NET ASSETS
Paid-in capital $ 260,955,679
Distributable Earnings 105,788,835
NET ASSETS
$ 366,744,514
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 3,101,393
Institutional Shares 5,424,823
Institutional Plus Shares 1,122,003
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $117,419,441) $ 37.86
Institutional Shares (based on net assets of $206,495,155) $ 38.06
Institutional Plus Shares (based on net assets of $42,829,918) $ 38.17

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2025
* See additional information contained in Note 5 and Note 6.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $13,028) $ 2,868,859
Total Investment Income
2,868,859
EXPENSES
Investment adviser fees 3,060,765
Fund services fees 311,637
Transfer agent fees:
Investor Shares 26,570
Institutional Shares 7,298
Institutional Plus Shares 4,593
Custodian fees 47,589
Registration fees:
Investor Shares 16,219
Institutional Shares 15,600
Institutional Plus Shares 16,888
Professional fees 98,683
Trustees' fees and expenses 27,886
ReFlow fees 49,817
Other expenses 114,017
Total Expenses 3,797,562
Fees waived
(276,471)
Net Expenses
3,521,091
NET INVESTMENT LOSS
(652,232)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments
Unaffiliated issuers 48,948,788
Redemptions in-kind* 19,751,915
68,700,703
Net change in unrealized appreciation (depreciation) on investments
(15,359,852)
NET REALIZED AND UNREALIZED GAIN
53,340,851
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 52,688,619

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
* Includes redemption in-kind transactions. See additional information contained in Note 6.
For the Years Ended June 30,
2025 2024
OPERATIONS
Net investment loss $ (652,232) $ (1,319,495)
Net realized gain 68,700,703 29,664,974
Net change in unrealized appreciation (depreciation) (15,359,852) 9,987,698
Increase in Net Assets Resulting from Operations
52,688,619 38,333,177
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 5,327,549 9,054,453
Institutional Shares 24,907,334 15,648,066
Institutional Plus Shares 49,281,233 23,347,127
Redemption of shares:
Investor Shares
(37,444,798) (48,679,959)
Institutional Shares
(66,166,911) (58,573,179)
Institutional Plus Shares*
(190,969,771) (38,141,409)
Decrease in Net Assets from Capital Share Transactions
(215,065,364) (97,344,901)
Decrease in Net Assets
(162,376,745) (59,011,724)
NET ASSETS
Beginning of Year
529,121,259 588,132,983
End of Year
$ 366,744,514 $ 529,121,259
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 146,752 277,060
Institutional Shares 661,980 475,454
Institutional Plus Shares 1,324,881 730,558
Redemption of shares:
Investor Shares
(1,028,360) (1,534,257)
Institutional Shares
(1,781,669) (1,862,941)
Institutional Plus Shares
(5,481,097) (1,182,450)
Decrease in Shares
(6,157,513) (3,096,576)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2025 2024 2023 2022 2021
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 33.34 $ 31.01 $ 26.98 $ 38.01 $ 29.48
INVESTMENT OPERATIONS
Net investment loss (a) (0.08) (0.09) (0.09) (0.20) (0.18)
Net realized and unrealized gain (loss)
4.60 2.42 4.12 (9.75) 8.81
Total from Investment Operations
4.52 2.33 4.03 (9.95) 8.63
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – (1.08) (0.11)
Total Distributions to Shareholders
– – – (1.08) (0.11)
REDEMPTION FEES(a)
– – – 0.00(b) 0.01
NET ASSET VALUE, End of Year
$ 37.86 $ 33.34 $ 31.01 $ 26.98 $ 38.01
TOTAL RETURN
13.56% 7.51% 14.94% (26.97)% 29.33%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 117,419 $ 132,811 $ 162,503 $ 184,717 $ 307,341
Ratios to Average Net Assets:
Net investment loss (0.21)% (0.28)% (0.33)% (0.55)% (0.54)%
Net expenses 0.93% 0.88% 0.87% 0.85% 0.89%
Gross expenses (c) 0.95% 0.90% 0.89% 0.86% 0.91%(d)
PORTFOLIO TURNOVER RATE 59%(e) 29% 27% 35% 30%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(d) Ratio includes recoupment, which amounted to 0.03%.
(e) Excludes in-kind transactions associated with redemptions of the Fund.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2025 2024 2023 2022 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 33.50 $ 31.14 $ 27.09 $ 38.15 $ 29.57
INVESTMENT OPERATIONS
Net investment loss (a) (0.05) (0.08) (0.09) (0.19) (0.17)
Net realized and unrealized gain (loss)
4.61 2.44 4.14 (9.79) 8.86
Total from Investment Operations
4.56 2.36 4.05 (9.98) 8.69
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – (1.08) (0.11)
Total Distributions to Shareholders
– – – (1.08) (0.11)
REDEMPTION FEES(a)
– – – – 0.00(b)
NET ASSET VALUE, End of Year
$ 38.06 $ 33.50 $ 31.14 $ 27.09 $ 38.15
TOTAL RETURN
13.61% 7.58% 14.95% (26.95)% 29.41%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 206,495 $ 219,229 $ 247,019 $ 231,134 $ 406,489
Ratios to Average Net Assets:
Net investment loss (0.12)% (0.25)% (0.32)% (0.53)% (0.50)%
Net expenses 0.85% 0.84% 0.85% 0.83% 0.85%
Gross expenses (c) 0.92% 0.88% 0.87% 0.85% 0.86%
PORTFOLIO TURNOVER RATE 59%(d) 29% 27% 35% 30%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(d) Excludes in-kind transactions associated with redemptions of the Fund.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended June 30,
December 3, 2021 (a)
Through
June 30, 2022 2025 2024 2023
INSTITUTIONAL PLUS SHARES
NET ASSET VALUE, Beginning of Period
$ 33.55 $ 31.17 $ 27.10 $ 38.47
INVESTMENT OPERATIONS
Net investment loss (a) (0.07) (0.06) (0.07) (0.08)
Net realized and unrealized gain (loss)
4.69 2.44 4.14 (10.21)
Total from Investment Operations
4.62 2.38 4.07 (10.29)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – (1.08)
Total Distributions to Shareholders
– – – (1.08)
NET ASSET VALUE, End of Period
$ 38.17 $ 33.55 $ 31.17 $ 27.10
TOTAL RETURN
13.77% 7.64% 15.02% (27.53)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 42,830 $ 177,081 $ 178,611 $ 210,030
Ratios to Average Net Assets:
Net investment loss (0.20)% (0.19)% (0.26)% (0.44)%(d)
Net expenses 0.79% 0.78% 0.79% 0.79%(d)
Gross expenses (e) 0.95% 0.88% 0.88% 0.90%(d)
PORTFOLIO TURNOVER RATE 59%(f) 29% 27% 35%(c)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(f) Excludes in-kind transactions associated with redemptions of the Fund.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2025
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 97.7%
Consumer Discretionary - 5.2%
29,238 CarMax, Inc.
(a)
$ 1,965,086
28,536 Floor & Decor Holdings, Inc.,
Class A
(a)
2,167,595
14,063 Murphy USA, Inc. 5,720,828
9,853,509
Consumer Staples - 3.0%
263,257 Utz Brands, Inc. 3,303,875
10,605 WD-40 Co. 2,418,895
5,722,770
Financials - 13.8%
47,755 EVERTEC, Inc. 1,721,568
53,720 Goosehead Insurance, Inc.,
Class A
(a)
5,667,997
41,443 Hamilton Lane, Inc., Class A 5,889,879
9,343 Kinsale Capital Group, Inc. 4,521,078
7,672 MarketAxess Holdings, Inc. 1,713,464
14,072 Morningstar, Inc. 4,417,623
38,305 Trupanion, Inc.
(a)
2,120,182
26,051,791
Health Care - 13.1%
69,864 Bio-Techne Corp. 3,594,503
26,233 Charles River Laboratories
International, Inc.
(a)
3,980,333
46,173 HealthEquity, Inc.
(a)
4,837,084
30,580 LeMaitre Vascular, Inc. 2,539,669
13,477 Medpace Holdings, Inc.
(a)
4,229,891
43,648 Repligen Corp.
(a)
5,428,938
24,610,418
Industrials - 34.4%
15,912 Applied Industrial Technologies,
Inc. 3,698,744
48,457 Casella Waste Systems, Inc.
(a)
5,590,969
99,626 Core & Main, Inc., Class A
(a)
6,012,429
13,654 CSW Industrials, Inc. 3,916,377
95,537 Douglas Dynamics, Inc. 2,815,475
9,867 ESCO Technologies, Inc. 1,893,181
35,363 Exponent, Inc. 2,641,970
42,199 Federal Signal Corp. 4,490,818
325,973 Hayward Holdings, Inc.
(a)
4,498,427
34,536 HEICO Corp., Class A 8,936,190
20,242 JBT Marel Corp. 2,434,303
8,632 Kadant, Inc. 2,740,228
16,197 RBC Bearings, Inc.
(a)
6,232,606
16,739 Simpson Manufacturing Co., Inc. 2,599,734
28,180 SiteOne Landscape Supply, Inc.
(a)
3,408,089
43,061 WNS Holdings, Ltd.
(a)
2,723,178
64,632,718
Shares Security Description Value
Information Technology - 22.1%
34,465 Agilysys, Inc.
(a)
$ 3,951,068
58,645 Alarm.com Holdings, Inc.
(a)
3,317,548
23,273 Appfolio, Inc.
(a)
5,359,306
21,691 Guidewire Software, Inc.
(a)
5,107,146
29,762 Manhattan Associates, Inc.
(a)
5,877,102
33,265 Novanta, Inc.
(a)
4,288,856
53,356 Procore Technologies, Inc.
(a)
3,650,617
16,099 ServiceTitan, Inc.
(a)
1,725,491
27,184 SPS Commerce, Inc.
(a)
3,699,471
44,226 The Descartes Systems Group,
Inc.
(a)
4,495,352
41,471,957
Materials - 6.1%
24,775 Eagle Materials, Inc. 5,007,275
462,358 Perimeter Solutions, Inc.
(a)
6,436,023
11,443,298
Total Common Stock (Cost $147,967,085) 183,786,461
Money Market Fund - 2.5%
4,717,835 First American Treasury
Obligations Fund,
Class X, 4.24%
(b)
(Cost $4,717,835) 4,717,835
Investments, at value - 100.2% (Cost
$152,684,920) $ 188,504,296
Other Assets & Liabilities, Net - (0.2)% (462,753)
Net Assets - 100.0% $ 188,041,543
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30, 2025.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2025
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 188,504,296
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 188,504,296
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Consumer Discretionary 5.2%
Consumer Staples 3.0%
Financials 13.8%
Health Care 13.1%
Industrials 34.4%
Information Technology 22.1%
Materials 6.1%
Money Market Fund 2.5%
Other Assets & Liabilities, Net (0.2)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2025
ASSETS
Investments, at value (Cost $152,684,920) $ 188,504,296
Receivables:
Fund shares sold 26,923
Dividends 66,603
Prepaid expenses 23,421
Total Assets
188,621,243
LIABILITIES
Payables:
Investment securities purchased 184,287
Fund shares redeemed 33,613
Accrued Liabilities:
Investment adviser fees 302,770
Trustees’ fees and expenses 318
Fund services fees 13,213
Other expenses 45,499
Total Liabilities
579,700
NET ASSETS
$ 188,041,543
COMPONENTS OF NET ASSETS
Paid-in capital $ 165,959,760
Distributable Earnings 22,081,783
NET ASSETS
$ 188,041,543
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 820,458
Institutional Shares 3,551,038
Institutional Plus Shares 3,468,186
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $19,544,420) $ 23.82
Institutional Shares (based on net assets of $85,223,198) $ 24.00
Institutional Plus Shares (based on net assets of $83,273,925) $ 24.01

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2025
INVESTMENT INCOME
Dividend income $ 1,406,215
Total Investment Income
1,406,215
EXPENSES
Investment adviser fees 1,729,727
Fund services fees 166,372
Transfer agent fees:
Investor Shares 23,713
Institutional Shares 21,882
Institutional Plus Shares 809
Custodian fees 23,256
Registration fees:
Investor Shares 15,941
Institutional Shares 18,523
Institutional Plus Shares 17,203
Professional fees 64,871
Trustees' fees and expenses 18,381
Other expenses 77,816
Total Expenses 2,178,494
Fees waived
(256,833)
Net Expenses
1,921,661
NET INVESTMENT LOSS
(515,446)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (1,282,998)
Net change in unrealized appreciation (depreciation) on investments
16,194,978
NET REALIZED AND UNREALIZED GAIN
14,911,980
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 14,396,534

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2025 2024
OPERATIONS
Net investment loss $ (515,446) $ (372,773)
Net realized loss (1,282,998) (2,649,453)
Net change in unrealized appreciation (depreciation) 16,194,978 7,765,496
Increase in Net Assets Resulting from Operations
14,396,534 4,743,270
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 2,458,291 7,672,280
Institutional Shares 17,727,892 106,816,162
Institutional Plus Class 84,563,447 –
Redemption of shares:
Investor Shares
(7,459,124) (4,201,324)
Institutional Shares
(118,224,527) (12,041,037)
Institutional Plus Class
(2,166,661) –
Increase (Decrease) in Net Assets from Capital Share Transactions
(23,100,682) 98,246,081
Increase (Decrease) in Net Assets
(8,704,148) 102,989,351
NET ASSETS
Beginning of Year
196,745,691 93,756,340
End of Year
$ 188,041,543 $ 196,745,691
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 102,719 335,266
Institutional Shares 724,729 4,680,496
Institutional Plus Class 3,561,141 –
Redemption of shares:
Investor Shares
(307,894) (190,911)
Institutional Shares
(4,924,970) (544,463)
Institutional Plus Class
(92,954) –
Increase (Decrease) in Shares
(937,229) 4,280,388

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2025 2024 2023 2022 2021
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 22.29 $ 20.76 $ 18.19 $ 24.94 $ 18.38
INVESTMENT OPERATIONS
Net investment loss (a) (0.09) (0.10) (0.10) (0.15) (0.13)
Net realized and unrealized gain (loss)
1.62 1.63 2.67 (6.01) 7.16
Total from Investment Operations
1.53 1.53 2.57 (6.16) 7.03
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – (0.60) (0.48)
Total Distributions to Shareholders
– – – (0.60) (0.48)
REDEMPTION FEES(a)
– – – 0.01 0.01
NET ASSET VALUE, End of Year
$ 23.82 $ 22.29 $ 20.76 $ 18.19 $ 24.94
TOTAL RETURN
6.86% 7.37% 14.13% (25.32)% 38.60%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 19,544 $ 22,859 $ 18,295 $ 18,105 $ 29,472
Ratios to Average Net Assets:
Net investment loss (0.36)% (0.44)% (0.54)% (0.64)% (0.58)%
Net expenses 1.04% 1.04% 1.05% 1.05% 1.05%
Gross expenses (b) 1.23% 1.25% 1.30% 1.23% 1.30%
PORTFOLIO TURNOVER RATE 36% 30% 41% 46% 34%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2025 2024 2023 2022 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 22.43 $ 20.87 $ 18.27 $ 25.03 $ 18.42
INVESTMENT OPERATIONS
Net investment loss (a) (0.06) (0.07) (0.08) (0.12) (0.11)
Net realized and unrealized gain (loss)
1.63 1.63 2.68 (6.04) 7.20
Total from Investment Operations
1.57 1.56 2.60 (6.16) 7.09
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – (0.60) (0.48)
Total Distributions to Shareholders
– – – (0.60) (0.48)
REDEMPTION FEES(a)
– – – – 0.00(b)
NET ASSET VALUE, End of Year
$ 24.00 $ 22.43 $ 20.87 $ 18.27 $ 25.03
TOTAL RETURN
7.00% 7.48% 14.23% (25.27)% 38.79%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 85,223 $ 173,886 $ 75,462 $ 60,847 $ 52,591
Ratios to Average Net Assets:
Net investment loss (0.24)% (0.31)% (0.43)% (0.52)% (0.49)%
Net expenses 0.94% 0.94% 0.95% 0.95% 0.95%
Gross expenses (c) 1.04% 1.07% 1.12% 1.09% 1.18%
PORTFOLIO TURNOVER RATE 36% 30% 41% 46% 34%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout the period .
February 25, 2025 (a)
Through
June 30, 2025
INSTITUTIONAL PLUS SHARES
NET ASSET VALUE, Beginning of Period
$ 24.21
INVESTMENT OPERATIONS
Net investment loss (b) (0.02)
Net realized and unrealized gain
(0.18)
Total from Investment Operations
(0.20)
NET ASSET VALUE, End of Period
$ 24.01
TOTAL RETURN
(0.83)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 83,274
Ratios to Average Net Assets:
Net investment loss (0.26)%(d)
Net expenses 0.84%(d)
Gross expenses (e) 1.15%(d)
PORTFOLIO TURNOVER RATE 36%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during the period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2025
Note 1. Organization
DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the
Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. DF Dent Premier
Growth Fund commenced operations on July 16, 2001. DF Dent Midcap Growth Fund’s Investor Shares,
Institutional Shares, and Institutional Plus Shares commenced operations on July 1, 2011, November 29, 2017, and December 3, 2021, respectively. DF Dent Small Cap Growth Fund’s Investor Shares, Institutional Shares,
and Institutional Plus Shares commenced operations on November 1, 2013, November 20, 2017, and February
25, 2025, respectively. The Funds seek long-term capital appreciation.
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each
Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Funds based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has
designated the Adviser as each Fund’s valuation designee to perform any fair value determinations for securities and other assets held by each Fund. The Adviser is subject to the oversight of the Board and certain reporting

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2025
and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the
Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of each
Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments.
The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs”
used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2025, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2025
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax.
Therefore, no federal income or excise tax provision is required. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, each Fund did not incur any interest or penalties. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue
Service for a period of three fiscal years after they are filed. As of June 30, 2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The DF Dent Midcap Growth Fund's and DF Dent Small Cap Growth Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s
Statement of Assets and Liabilities.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2025
Note 3. Fees and Expenses
Investment Adviser – D.F. Dent and Company, Inc. (the “Adviser”) is the investment adviser to the Funds.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 0.99%, 0.75%, and 0.85% of the average daily net assets of DF Dent Premier Growth Fund, DF
Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a
ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services and administration fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Through the calendar year ended December 31, 2024, each Independent Trustee’s annual retainer was $45,000 ($55,000 for the Chairman) and the Audit Committee Chairman received an additional
$2,000 annually. Effective January 1, 2025, each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman). The Audit Committee Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each
Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October 31, 2025 (the “Expense Cap”). Additionally, the Adviser has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor Shares, Institutional Shares and Institutional Plus Shares
to 0.98%, 0.85%, and 0.79%, respectively, through October 31, 2025, for DF Dent Midcap Growth Fund. The
Adviser has also contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2025
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor Shares and Institutional Shares to
1.05% and 0.95%, respectively, through October 31, 2025, for DF Dent Small Cap Growth Fund. The Expense
Cap may only be raised or eliminated with the consent of the Board of Trustees.
Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the year ended June 30, 2025 , fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of June 30, 2025 , $957,181, $470,880 and $470,308 are subject to recoupment by the Adviser for the DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent
Small Cap Growth Fund, respectively.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-
term investments during the year ended June 30, 2025 , were as follows:
* Sales exclude redemptions in-kind of $5,328,626 and $31,619,571 for the DF Dent Premier Growth Fund and
DF Dent Midcap Growth Fund, respectively. See Note 6.
Note 6. ReFlow Transactions
Each Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program. This program is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareholder redemptions. ReFlow provides this cash by purchasing shares at net asset value and ReFlow will not be subject to any investment minimum applicable to such shares. There are no assurances that Reflow will have sufficient funds available to meet a Fund's liquidity needs on a particular day. Following purchases of Fund shares, ReFlow
Investment Adviser
Fees Waived Other Waivers Total Fees Waived
DF Dent Premier Growth Fund $ 345,885 $ 43,004 $ 388,889
DF Dent Midcap Growth Fund 177,167 99,304 276,471
DF Dent Small Cap Growth Fund 203,069 53,764 256,833
Purchases Sales
DF Dent Premier Growth Fund $ 35,284,757 $ 53,385,128
DF Dent Midcap Growth Fund 240,989,996 417,310,470
DF Dent Small Cap Growth Fund 69,580,141 84,726,865

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2025
then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. While ReFlow holds
Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily “Dutch auction” among other participating mutual funds seeking liquidity that day. The current minimum fee rate is
0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. Such a fee is allocated among a Fund’s share classes based on relative net assets and is shown in the Statement of Operations. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund.
During the year ended June 30, 2025 , the DF Dent Premier Growth Fund and DF Dent Midcap Growth Fund
satisfied redemption in-kind requests made by Reflow. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration paid and shares sold were as follows:
Note 7. Federal Income Tax
As of June 30, 2025 , cost for federal income tax purposes and net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
Value of Cash and Securities Sold Shares Sold
DF Dent Premier Growth Fund $ 5,486,878 148,214
DF Dent Midcap Growth Fund 32,500,653 867,184
DF Dent Small Cap Growth Fund - -
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
DF Dent Premier Growth Fund $ 102,345,982 $ 135,910,114 $ (1,643,361) $ 134,266,753
DF Dent Midcap Growth Fund 251,535,694 117,248,049 (1,375,859) 115,872,190
DF Dent Small Cap Growth Fund 156,821,906 40,236,612 (8,554,222) 31,682,390
Long-Term Capital Gain Total
DF Dent Premier Growth Fund
2025 $ 30,116,196 $ 30,116,196
2024 36,525,907 36,525,907
DF Dent Midcap Growth Fund
2025 – –
2024 – –
DF Dent Small Cap Growth Fund
2025 – –
2024 – –

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2025
As of June 30, 2025 , distributable earnings/accumulated loss on a tax basis were as follows:
The difference between components of distributable earnings/accumulated loss on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales and equity return of capital.
For tax purposes, the current year late-year ordinary loss was $ 574,018 and $61,822 for the DF Dent Premier
Growth Fund and DF Dent Small Cap Growth Fund, respectively, (realized during the period January 1, 2025 through June 30, 2025 ). These losses will be recognized for tax purposes on the first business day of each
Fund’s next fiscal year, July 1, 2025 .
As of June 30, 2025 , the DF Dent Midcap Growth Fund had $10,083,355 of available short-term capital loss carryforward and the DF Dent Small Cap Growth Fund had $9,538,785 of available long-term capital loss carryforwards that have no expiration date.
On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended June 30, 2025 . The following reclassifications were the result of current year net operating loss, equalization, return of capital distributions from underlying investments, and in kind redemptions and have no impact on the net assets of each Fund.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.
Undistributed
Long-Term Gain
Capital and Other
Losses
Net Unrealized
Appreciation Total
DF Dent Premier Growth Fund $ 7,111,097 $ (574,018) $ 134,266,753 $ 140,803,832
DF Dent Midcap Growth Fund – (10,083,355) 115,872,190 105,788,835
DF Dent Small Cap Growth Fund – (9,600,607) 31,682,390 22,081,783
Distributable Earnings Paid-in-Capital
DF Dent Premier Growth Fund $ (3,536,349) $ 3,536,349
DF Dent Midcap Growth Fund (17,494,626) 17,494,626
DF Dent Small Cap Growth Fund 709,353 (709,353)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund and
DF Dent Small Cap Growth Fund and Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund (the
“Funds”), each a series of Forum Funds, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 24, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 25, 2025

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
IMPORTANT TAX INFORMATION (Unaudited)
JUNE 30, 2025
Federal Tax Status of Dividends Declared during the Fiscal Year
Pursuant to Section 852(b)(3) of the Internal Revenue Code, DF Dent Premier Growth Fund designated
$30,116,196 as long-term capital gain dividends.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
OTHER INFORMATION (Unaudited)
JUNE 30, 2025
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form
N-CSR)
At the June 24, 2025 Board Meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the
Funds (the “Advisory Agreement”). In preparation for its deliberations, the Board requested written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the
Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser and was advised by independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (i) the nature, extent and quality of the services provided to the Funds by the Adviser, including information on the investment performance of the Funds; (ii) the costs of the services provided and profitability to the Adviser with respect to its relationship with each Fund;
(iii) information concerning the advisory fee and total expense ratio of each Fund, including a comparison to the fees and expenses of a relevant peer group of funds; (iv) the extent to which economies of scale may be realized as each Fund grows and whether the advisory fee enables investors to share in the benefits of economies of scale; and (v) other benefits received by the Adviser from its relationship with the Funds. The Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
OTHER INFORMATION (Unaudited)
JUNE 30, 2025
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Funds, and that the firm has the operational capability and necessary staffing and experience to continue providing high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the
Funds under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, the Board reviewed the performance of each Fund compared to its respective benchmark and to a peer group of funds.
The Board considered that the DF Dent Premier Growth Fund underperformed its primary benchmark index, the
S&P 500 Index, for the one-, three-, five-, and 10-year periods ended March 31, 2025, and outperformed the
S&P 500 Index for the period since the DF Dent Premier Growth Fund’s inception on July 16, 2001. The Board also considered the DF Dent Premier Growth Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to those of the DF Dent
Premier Growth Fund. The Board observed that, based on information provided by Strategic Insight, the DF Dent
Premier Growth Fund underperformed the average of its Strategic Insight peer group for the one-, three-, five-, and 10-year periods ended March 31, 2025.
The Board considered that the DF Dent Midcap Growth Fund underperformed the Russell Midcap Growth Index, for the one-, three-, five-, and 10-year periods ended March 31, 2025, and outperformed the Russell Midcap
Growth Index for the period since the DF Dent Midcap Growth Fund’s inception on July 1, 2011. The Board also observed that the DF Dent Midcap Growth Fund outperformed the Russell 2500 Index over the one-, three-, and
10-year periods ended March 31, 2025, and for the period since the DF Dent Midcap Growth Fund’s inception on
July 1, 2011, and underperformed the Russell 2500 Index over the five-year period ended March 31, 2025. The
Board observed further that the DF Dent Midcap Growth Fund outperformed the average of its Strategic Insight peer group for the one- and three-year periods ended March 31, 2025, and underperformed the average of its
Strategic Insight peer group for the five-year period ended March 31, 2025.
The Board considered that the DF Dent Small Cap Growth Fund underperformed the Russell 2000 Growth
Index for the one-year period ended March 31, 2025 and outperformed the Russell 2000 Growth Index for the three-, five-, and 10-year periods ended March 31, 2025, and for the period since the DF Dent Small Cap
Growth Fund’s inception on November 1, 2013. The Board also observed that the DF Dent Small Cap Growth
Fund underperformed the Russell 2000 Index over one- and five-year periods ended March 31, 2025 and outperformed the Russell 2000 Index over the three- and 10-year periods ended March 31, 2025, and for the period since the DF Dent Small Cap Growth Fund’s inception on November 1, 2013. The Board observed further that the DF Dent Small Cap Growth Fund narrowly underperformed the average of its Strategic Insight peer group for the one- and five-year periods ended March 31, 2025 and outperformed the average of the Strategic Insight peer group for the three-year period ended March 31, 2025.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
OTHER INFORMATION (Unaudited)
JUNE 30, 2025
The Board considered the Adviser’s representation that the relative performance over the one- and three-year periods for each of the DF Dent Premier Growth Fund and DF Dent Midcap Growth Fund could be attributed, in part, to stock selection within the healthcare and information technology sectors. With respect to the DF Dent
Premier Growth Fund, the Board considered further the Adviser’s representation that the Fund’s performance was negatively impacted by underexposure to certain mega-cap stocks, including certain of the “Magnificent
Seven” stocks, within the technology sector relative to the index. The Board further considered that such mega-
cap stocks drove a significant portion of the index’s performance in recent years and that the DF Dent Premier
Growth Fund maintained an “all cap” approach that should be expected to lag the S&P 500 Index during periods of significant outperformance by large cap companies due to the DF Dent Premier Growth Fund’s exposure to smaller capitalization companies. The Board also considered the Adviser’s representation that each of the
Funds is designed to provide long-term capital appreciation, and that the Funds continued to show the ability to achieve this objective over the long term.
In consideration of the Funds’ investment objectives and strategies and the foregoing performance information, among other considerations, the Board determined that each Fund could benefit from the Adviser’s continued
management of the Funds.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to each of the Funds and analyzed comparative information on actual advisory fee rates and actual total expenses of the Funds’ respective
Strategic Insight peer groups. The Board noted that the net advisory fee rate for each Fund was higher than the median of its respective Strategic Insight peer group, but the net total expense ratio for each Fund was equal to or less than the median of its respective Strategic Insight peer group. The Board also noted that the Adviser had in place a contractual expense waiver for each of the Funds, pursuant to which the Adviser continued to waive a portion of its investment advisory fees in order to subsidize the Funds’ expenses.
Based on the foregoing and other relevant factors, the Board concluded that the Adviser’s current advisory fee rates charged to each of the Funds were reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds. In this regard, the Board considered the Adviser’s operating expenses and other resources devoted to the Funds, as well as the information provided by the Adviser regarding costs and overall profitability. The Board noted that the Adviser had in place a contractual expense waiver to ensure the expense ratios for the Funds remained at competitive levels. The Board also noted that the Adviser had committed to extending the expense cap arrangements for all of the Funds through at least the duration of the current
Advisory Agreement renewal period. The Board further noted the Adviser’s representation that the Funds were less profitable to the Adviser than the Adviser’s overall investment management business because, although the Funds represented a relatively small percentage of the Adviser’s total assets under management, the
Funds represented a relatively high percentage of the Adviser’s overall administrative, reporting, and compliance

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
OTHER INFORMATION (Unaudited)
JUNE 30, 2025
expenses. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Funds were reasonable.
Economies of Scale
The Board evaluated whether the Funds would benefit from any economies of scale. In this respect, the Board considered each Fund’s fee structure, asset size, and net expense ratio, giving effect to each Fund’s expense waiver agreement. The Board reviewed relevant materials and discussed whether the use of breakpoints would be appropriate at this time, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board observed that, although the Midcap Fund experienced periods of substantial asset growth in prior periods, the Midcap Fund’s assets were not at a level that reflected meaningful economies of scale and suffered a recent decline. Noting the relatively low asset levels for the Premier Fund and Small Cap Fund, the decrease in the Premier Fund’s asset levels over the past year, the existence of the Adviser’s ongoing expense limitation arrangements, as well as the Adviser’s representation that the level of the Funds’ assets had not provided meaningful economies of scale, among other relevant considerations, the Board concluded that any existing economies of scale were captured by the expense cap structures of the Funds and that the advisory fees for each Fund remained reasonable in light of the current information provided to the Board with respect to economies of scale.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

DF Dent Premier Growth Fund – DFDPX
DF Dent Midcap Growth Fund Investor Shares – DFDMX
DF Dent Midcap Growth Fund Institutional Shares – DFMGX
DF Dent Midcap Growth Fund Institutional Plus Shares – DFMLX
DF Dent Small Cap Growth Fund Investor Shares – DFDSX
DF Dent Small Cap Growth Fund Institutional Shares – DFSGX
DF Dent Small Cap Growth Fund Institutional Plus Shares – DFSLX
INVESTMENT ADVISER
D.F. Dent and Company, Inc.
400 E. Pratt Street, 7th Floor
Baltimore, MD 21202
www.dfdent.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
(866) 2DF-DENT
www.apexgroup.com
221-ANR-0625
This report is submitted for the general information of the
shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an
effective prospectus, which includes information regarding the
Funds' risks, objectives, fees and expenses, experience of its management, and other information.

(b)      Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant            Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 25, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 25, 2025